Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.6%)
*	Roblox Corp. Class A	815,752	47,199
*	Match Group Inc.	1,217,600	39,828
*	Yelp Inc.	975,125	37,737
*	Pinterest Inc. Class A	1,199,899	34,797
	Telephone & Data Systems Inc.	737,843	25,168
*	Snap Inc. Class A	2,040,281	21,974
*	Reddit Inc. Class A	96,504	15,773
*	Liberty Global Ltd. Class A	1,073,549	13,698
	New York Times Co. Class A	241,550	12,573
*	Roku Inc.	142,345	10,582
*	TripAdvisor Inc.	516,839	7,634
*	Sunrise Communications AG Class A ADR	170,849	7,360
	John Wiley & Sons Inc. Class A	144,664	6,323
*	Madison Square Garden Entertainment Corp.	159,058	5,662
*	ZipRecruiter Inc. Class A	771,148	5,583
*	Bumble Inc. Class A	567,113	4,616
*	Vimeo Inc.	623,142	3,988
	News Corp. Class A	142,970	3,937
	Playtika Holding Corp.	514,546	3,571
*	Live Nation Entertainment Inc.	26,375	3,416
*	Cinemark Holdings Inc.	82,558	2,558
*	PubMatic Inc. Class A	172,885	2,540
	Fox Corp. Class B	53,838	2,463
*	Magnite Inc.	136,619	2,175
	News Corp. Class B	61,489	1,871
*	Lumen Technologies Inc.	340,859	1,810
*	Integral Ad Science Holding Corp.	133,710	1,396
*	Altice USA Inc. Class A	537,116	1,294
			327,526
Consumer Discretionary (11.1%)
*	Carnival Corp.	2,728,469	67,994
*	Expedia Group Inc.	339,404	63,241
*	NVR Inc.	5,265	43,062
	PulteGroup Inc.	373,831	40,710
	eBay Inc.	567,340	35,147
*	Burlington Stores Inc.	121,312	34,581
	Travel & Leisure Co.	681,911	34,402
*	Norwegian Cruise Line Holdings Ltd.	1,249,940	32,161
*	MGM Resorts International	909,439	31,512
	Toll Brothers Inc.	230,967	29,090
*	Etsy Inc.	544,374	28,792
	Gap Inc.	1,108,397	26,191
*	Carvana Co.	126,893	25,805
*	Urban Outfitters Inc.	465,616	25,553
	PVH Corp.	239,892	25,369
*	Abercrombie & Fitch Co. Class A	164,060	24,522
*	frontdoor Inc.	424,509	23,208
*	Tri Pointe Homes Inc.	607,943	22,044
*	Adtalem Global Education Inc.	231,586	21,040
	KB Home	310,255	20,390
	Macy's Inc.	1,187,900	20,111
*	M / I Homes Inc.	151,211	20,104
	Bath & Body Works Inc.	489,175	18,965
*	Chewy Inc. Class A	410,388	13,744
	Lear Corp.	144,358	13,671
*	Wayfair Inc. Class A	307,971	13,649
*	Grand Canyon Education Inc.	77,772	12,739
*	Taylor Morrison Home Corp.	198,583	12,155
*	Crocs Inc.	108,726	11,909

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Tapestry Inc.	178,809	11,682
	Boyd Gaming Corp.	160,741	11,660
	Dana Inc.	974,365	11,264
	Upbound Group Inc.	384,742	11,223
*	Warby Parker Inc. Class A	459,016	11,113
	Buckle Inc.	216,968	11,024
	Harley-Davidson Inc.	326,562	9,839
	Best Buy Co. Inc.	112,764	9,675
	American Eagle Outfitters Inc.	475,298	7,923
*	Goodyear Tire & Rubber Co.	846,032	7,614
	Texas Roadhouse Inc.	39,090	7,053
*	Dave & Buster's Entertainment Inc.	239,383	6,988
*	National Vision Holdings Inc.	663,386	6,913
	Dick's Sporting Goods Inc.	29,895	6,841
*	Brinker International Inc.	50,188	6,639
	Hasbro Inc.	116,425	6,509
*	American Axle & Manufacturing Holdings Inc.	1,040,545	6,066
	BorgWarner Inc. (XNYS)	188,395	5,989
	ADT Inc.	781,615	5,401
*	Valvoline Inc.	141,924	5,135
	Phinia Inc.	97,137	4,679
*	G-III Apparel Group Ltd.	128,426	4,189
*	Foot Locker Inc.	175,605	3,821
*	Bright Horizons Family Solutions Inc.	33,279	3,689
*	Sally Beauty Holdings Inc.	325,390	3,400
	Leggett & Platt Inc.	278,377	2,672
*	Dorman Products Inc.	20,200	2,617
*	Cavco Industries Inc.	5,607	2,502
*	Qurate Retail Inc. Series A	6,881,746	2,271
*	Deckers Outdoor Corp.	11,058	2,246
	Strategic Education Inc.	22,353	2,088
*	ODP Corp.	82,004	1,865
	Bloomin' Brands Inc.	149,969	1,831
*	Green Brick Partners Inc.	30,192	1,706
*	Beazer Homes USA Inc.	57,280	1,573
	Winnebago Industries Inc.	31,851	1,522
*	Hovnanian Enterprises Inc. Class A	8,331	1,115
			1,002,198
Consumer Staples (4.2%)
	Coca-Cola Consolidated Inc.	42,489	53,536
*	Maplebear Inc.	960,884	39,800
*	BellRing Brands Inc.	518,922	39,096
*	Pilgrim's Pride Corp.	684,281	31,059
	Conagra Brands Inc.	1,119,120	31,056
	Flowers Foods Inc.	1,123,526	23,212
*	Post Holdings Inc.	200,216	22,917
	Clorox Co.	127,339	20,681
	McCormick & Co. Inc.	232,823	17,750
	Ingles Markets Inc. Class A	239,314	15,421
	Energizer Holdings Inc.	400,013	13,956
	PriceSmart Inc.	149,394	13,770
*	US Foods Holding Corp.	166,939	11,262
	Cal-Maine Foods Inc.	102,685	10,568
*	Simply Good Foods Co.	227,607	8,872
*	United Natural Foods Inc.	314,401	8,586
*	Performance Food Group Co.	94,651	8,003
	Reynolds Consumer Products Inc.	230,709	6,227
*	USANA Health Sciences Inc.	72,128	2,589
	Spectrum Brands Holdings Inc.	25,317	2,139
*	Boston Beer Co. Inc. Class A	6,128	1,838
			382,338
Energy (3.4%)
	Baker Hughes Co.	1,051,303	43,124
	SM Energy Co.	1,102,362	42,728
	Matador Resources Co.	704,263	39,622
	Murphy Oil Corp.	1,106,822	33,492
	CONSOL Energy Inc.	277,038	29,554
*	Plains GP Holdings LP Class A	1,466,620	26,957
	International Seaways Inc.	560,331	20,138

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Targa Resources Corp.	80,323	14,338
	Weatherford International plc	187,395	13,423
	Coterra Energy Inc.	460,213	11,754
	Archrock Inc.	297,923	7,415
*	Oceaneering International Inc.	270,099	7,044
	DT Midstream Inc.	51,012	5,072
	Antero Midstream Corp.	272,749	4,116
	Crescent Energy Co. Class A	151,254	2,210
	Dorian LPG Ltd.	71,283	1,737
*	Par Pacific Holdings Inc.	105,060	1,722
			304,446
Financials (16.4%)
	Citizens Financial Group Inc.	1,390,567	60,851
	CNO Financial Group Inc.	1,518,273	56,495
	MGIC Investment Corp.	2,339,580	55,471
	Affiliated Managers Group Inc.	291,542	53,912
	Zions Bancorp NA	990,274	53,722
	Equitable Holdings Inc.	1,097,008	51,746
	Popular Inc.	549,966	51,730
	Tradeweb Markets Inc. Class A	384,945	50,397
	Arch Capital Group Ltd.	506,848	46,807
	Huntington Bancshares Inc.	2,872,793	46,740
	Essent Group Ltd.	819,030	44,588
	Axis Capital Holdings Ltd.	493,701	43,752
	Globe Life Inc.	369,866	41,247
	Everest Group Ltd.	109,917	39,841
*	Robinhood Markets Inc. Class A	986,311	36,750
	Janus Henderson Group plc	844,815	35,930
	First BanCorp (XNYS)	1,903,810	35,392
	Stifel Financial Corp.	329,441	34,947
	Hancock Whitney Corp.	606,745	33,201
	SLM Corp.	1,191,273	32,855
	Old Republic International Corp.	869,310	31,460
	FNB Corp.	2,088,014	30,861
	Webster Financial Corp.	554,583	30,624
	State Street Corp.	305,379	29,973
	Federated Hermes Inc.	710,115	29,193
	Reinsurance Group of America Inc.	125,402	26,790
*	NMI Holdings Inc.	606,488	22,295
	Associated Banc-Corp.	853,856	20,407
	Radian Group Inc.	628,985	19,951
	American Financial Group Inc.	128,494	17,595
	BankUnited Inc.	437,600	16,703
	Loews Corp.	195,241	16,535
*	Toast Inc. Class A	447,343	16,306
*	Mr. Cooper Group Inc.	160,952	15,453
	KeyCorp.	798,269	13,682
*	LendingClub Corp.	821,883	13,306
	International Bancshares Corp.	205,775	12,997
	MarketAxess Holdings Inc.	56,488	12,769
	Brown & Brown Inc.	121,209	12,366
*	Euronet Worldwide Inc.	119,960	12,337
	OFG Bancorp	288,008	12,189
	Fulton Financial Corp.	603,963	11,644
*	SoFi Technologies Inc.	748,071	11,520
	Cboe Global Markets Inc.	53,652	10,484
*	Payoneer Global Inc.	1,020,898	10,250
	Virtu Financial Inc. Class A	274,615	9,798
	Voya Financial Inc.	129,699	8,927
	Unum Group	107,113	7,822
	SEI Investments Co.	85,919	7,087
*	Enova International Inc.	73,292	7,027
	Mercury General Corp.	101,809	6,768
	Comerica Inc.	105,708	6,538
	Primerica Inc.	20,045	5,441
	Morningstar Inc.	15,890	5,351
	Simmons First National Corp. Class A	225,938	5,011
	Assurant Inc.	22,102	4,713
	Brightsphere Investment Group Inc.	173,942	4,582

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Ameris Bancorp	69,943	4,376
	Synchrony Financial	57,129	3,713
	PROG Holdings Inc.	78,861	3,333
	Assured Guaranty Ltd.	33,782	3,041
*	Flywire Corp.	141,953	2,927
*	Affirm Holdings Inc.	47,740	2,907
	Synovus Financial Corp.	56,173	2,878
	Hartford Financial Services Group Inc.	20,740	2,269
	S&T Bancorp Inc.	56,868	2,174
	James River Group Holdings Ltd.	420,340	2,047
	WSFS Financial Corp.	36,395	1,934
	First Horizon Corp.	92,161	1,856
	Piper Sandler Cos.	6,112	1,833
	First Hawaiian Inc.	69,660	1,808
*	Genworth Financial Inc.	252,229	1,763
	First American Financial Corp.	27,809	1,736
	BOK Financial Corp.	16,297	1,735
*	Customers Bancorp Inc.	34,408	1,675
*	AvidXchange Holdings Inc.	146,837	1,518
			1,488,652
Health Care (10.2%)
*	Incyte Corp.	796,984	55,048
	Universal Health Services Inc. Class B	275,484	49,427
*	Tenet Healthcare Corp.	384,048	48,478
	Cardinal Health Inc.	389,743	46,095
	Chemed Corp.	72,455	38,387
*	Exelixis Inc.	1,089,372	36,276
*	PTC Therapeutics Inc.	734,674	33,163
*	Cooper Cos. Inc.	348,744	32,060
*	Ultragenyx Pharmaceutical Inc.	758,236	31,899
*	Insulet Corp.	114,640	29,929
*	Alnylam Pharmaceuticals Inc.	122,694	28,871
*	Ionis Pharmaceuticals Inc.	773,039	27,025
*	BioMarin Pharmaceutical Inc.	377,862	24,837
	Encompass Health Corp.	262,502	24,242
*	Hologic Inc.	324,448	23,389
*	IQVIA Holdings Inc.	110,822	21,778
*	Jazz Pharmaceuticals plc	164,091	20,208
*	Option Care Health Inc.	745,068	17,286
*	LivaNova plc	355,187	16,449
*	Medpace Holdings Inc.	47,480	15,774
*	Travere Therapeutics Inc.	842,885	14,683
*	Align Technology Inc.	69,400	14,471
*	Veeva Systems Inc. Class A	67,203	14,129
*	BioCryst Pharmaceuticals Inc.	1,834,749	13,797
*	ACADIA Pharmaceuticals Inc.	719,309	13,199
*	Charles River Laboratories International Inc.	71,118	13,128
*	Veracyte Inc.	322,342	12,765
*	Ironwood Pharmaceuticals Inc.	2,446,228	10,837
*	Blueprint Medicines Corp.	120,271	10,490
*	10X Genomics Inc. Class A	730,512	10,490
	Organon & Co.	640,479	9,556
*	Novocure Ltd.	310,377	9,249
*	Natera Inc.	47,642	7,542
*	Myriad Genetics Inc.	537,373	7,367
*	Teladoc Health Inc.	742,462	6,749
*	Arvinas Inc.	340,148	6,521
*	Pediatrix Medical Group Inc.	492,520	6,462
*	Omnicell Inc.	136,236	6,065
*	Beam Therapeutics Inc.	231,575	5,743
*	Mettler-Toledo International Inc.	4,633	5,669
*	CareDx Inc.	262,312	5,616
*	Elanco Animal Health Inc. (XNYS)	441,898	5,351
*	Doximity Inc. Class A	96,868	5,172
*	Vir Biotechnology Inc.	611,484	4,488
*	Emergent BioSolutions Inc.	465,318	4,448
*	ADMA Biologics Inc.	251,058	4,306
*	Fate Therapeutics Inc.	2,540,354	4,192
*	Merit Medical Systems Inc.	43,074	4,166

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Bruker Corp.	70,275	4,120
*	Sage Therapeutics Inc.	659,024	3,579
*	GoodRx Holdings Inc. Class A	767,380	3,568
*	Neurocrine Biosciences Inc.	26,021	3,552
*	Sarepta Therapeutics Inc.	28,499	3,465
*	Community Health Systems Inc.	1,118,936	3,346
*	Catalyst Pharmaceuticals Inc.	146,872	3,065
*	Intellia Therapeutics Inc.	262,537	3,061
	Dentsply Sirona Inc.	151,727	2,880
*	Health Catalyst Inc.	383,092	2,709
*	Prestige Consumer Healthcare Inc.	30,585	2,388
*	Coherus Biosciences Inc.	1,705,512	2,354
*	Supernus Pharmaceuticals Inc.	63,434	2,294
*	Xencor Inc.	97,625	2,243
*	Exact Sciences Corp.	39,241	2,205
*	CorVel Corp.	19,044	2,119
*	ICU Medical Inc.	13,382	2,077
*	2seventy bio Inc.	702,787	2,066
*	Inspire Medical Systems Inc.	10,664	1,977
*	Editas Medicine Inc.	1,373,880	1,745
*	Puma Biotechnology Inc.	540,434	1,648
*	Viridian Therapeutics Inc.	84,771	1,625
*	Owens & Minor Inc.	108,678	1,420
*	Nektar Therapeutics	1,517,103	1,411
*,1	Agenus Inc.	511,809	1,402
*	Kiniksa Pharmaceuticals International plc	70,498	1,394
	Perrigo Co. plc	54,051	1,390
*	Enanta Pharmaceuticals Inc.	180,741	1,039
*	Atea Pharmaceuticals Inc.	278,408	933
*	Joint Corp.	66,951	712
*	Ventyx Biosciences Inc.	285,562	625
*	MacroGenics Inc.	191,648	623
*	iTeos Therapeutics Inc.	76,718	589
*,1	Inovio Pharmaceuticals Inc.	250,144	458
*	Rapt Therapeutics Inc.	209,381	331
*	FibroGen Inc.	165,193	88
			927,773
Industrials (18.4%)
	EMCOR Group Inc.	152,252	69,107
	Delta Air Lines Inc.	1,023,535	61,924
	Owens Corning	353,010	60,125
	SS&C Technologies Holdings Inc.	792,727	60,073
	Allison Transmission Holdings Inc.	552,829	59,739
	Textron Inc.	685,258	52,415
	Applied Industrial Technologies Inc.	206,685	49,495
	Vertiv Holdings Co. Class A	434,274	49,338
	Masco Corp.	620,471	45,028
	Griffon Corp.	623,106	44,409
	Howmet Aerospace Inc.	382,134	41,794
	Ryder System Inc.	260,776	40,905
	Leidos Holdings Inc.	257,091	37,037
*	SkyWest Inc.	361,519	36,199
	Comfort Systems USA Inc.	82,427	34,954
*	GMS Inc.	411,537	34,911
*	Kirby Corp.	318,046	33,649
	Primoris Services Corp.	434,878	33,225
	BWX Technologies Inc.	297,372	33,124
	UFP Industries Inc.	279,258	31,458
	Brady Corp. Class A	398,407	29,422
*	Builders FirstSource Inc.	195,990	28,013
*	Upwork Inc.	1,702,887	27,842
	Veralto Corp.	268,137	27,310
*	CACI International Inc. Class A	67,312	27,198
	Expeditors International of Washington Inc.	243,894	27,016
	Acuity Brands Inc.	89,719	26,210
*	AZEK Co. Inc.	498,895	23,683
	EnerSys	247,355	22,863
	Graco Inc.	265,514	22,380
	Herc Holdings Inc.	112,788	21,354

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Federal Signal Corp.	211,557	19,546
	Westinghouse Air Brake Technologies Corp.	102,026	19,343
	ABM Industries Inc.	377,232	19,307
	Korn Ferry	284,793	19,209
	Mueller Water Products Inc. Class A	842,001	18,945
	nVent Electric plc	260,944	17,786
	Donaldson Co. Inc.	261,121	17,587
*	Beacon Roofing Supply Inc.	170,103	17,279
*	Legalzoom.com Inc.	2,265,951	17,017
	Arcosa Inc.	165,422	16,003
	Curtiss-Wright Corp.	44,994	15,967
	Huntington Ingalls Industries Inc.	77,109	14,571
	Maximus Inc.	181,344	13,537
	ManpowerGroup Inc.	214,411	12,376
	Watts Water Technologies Inc. Class A	56,837	11,555
	Allegion plc	78,416	10,247
	CSG Systems International Inc.	198,464	10,143
*	Lyft Inc. Class A	782,281	10,091
	United Rentals Inc.	14,239	10,031
	Wabash National Corp.	575,634	9,861
	Matson Inc.	66,617	8,983
	TransUnion	96,272	8,925
*	Blue Bird Corp.	226,924	8,766
	Woodward Inc.	48,494	8,070
	Flowserve Corp.	135,857	7,814
*	Everus Construction Group Inc.	114,928	7,557
	Fortive Corp.	95,551	7,166
*	Masterbrand Inc.	468,145	6,840
	Brink's Co.	65,471	6,074
	Rush Enterprises Inc. Class A	110,167	6,036
*	Sterling Infrastructure Inc.	33,534	5,649
	Terex Corp.	118,590	5,481
	Valmont Industries Inc.	17,732	5,438
	Genco Shipping & Trading Ltd.	385,127	5,369
*	Amentum Holdings Inc.	254,115	5,344
	Steelcase Inc. Class A	435,734	5,150
	Ennis Inc.	238,646	5,033
*	Cimpress plc	65,354	4,687
	Franklin Electric Co. Inc.	47,949	4,673
*	MasTec Inc.	30,405	4,139
	Argan Inc.	29,968	4,107
*	Gibraltar Industries Inc.	68,784	4,051
	Tennant Co.	45,813	3,735
	Trinity Industries Inc.	102,167	3,586
	Equifax Inc.	12,977	3,307
*	IES Holdings Inc.	16,367	3,289
	Dun & Bradstreet Holdings Inc.	255,859	3,188
	UniFirst Corp.	17,849	3,054
	MillerKnoll Inc.	131,344	2,967
	Dover Corp.	14,120	2,649
*	SPX Technologies Inc.	16,208	2,359
	Boise Cascade Co.	18,904	2,247
	REV Group Inc.	64,415	2,053
	Advanced Drainage Systems Inc.	15,988	1,848
	ESCO Technologies Inc.	13,800	1,838
*	Gates Industrial Corp. plc	88,706	1,825
*	Leonardo DRS Inc.	55,128	1,781
*	Clean Harbors Inc.	7,674	1,766
	Atkore Inc.	10,690	892
			1,670,337
Information Technology (15.3%)
*	AppLovin Corp. Class A	226,892	73,474
*	GoDaddy Inc. Class A	310,201	61,224
*	Dropbox Inc. Class A	1,996,176	59,965
	Hewlett Packard Enterprise Co.	2,751,590	58,746
*	Western Digital Corp.	930,475	55,484
*	Twilio Inc. Class A	506,977	54,794
*	Kyndryl Holdings Inc.	1,539,955	53,282
	NetApp Inc.	445,631	51,729

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
*	RingCentral Inc. Class A	1,413,491	49,486
*	Manhattan Associates Inc.	173,323	46,839
	TD SYNNEX Corp.	386,474	45,326
*	Cirrus Logic Inc.	413,600	41,186
*	F5 Inc.	162,586	40,885
*	CommVault Systems Inc.	251,093	37,892
*	DocuSign Inc.	399,789	35,957
*	Fair Isaac Corp.	17,245	34,334
*	MicroStrategy Inc. Class A	117,827	34,125
	Amkor Technology Inc.	1,116,833	28,691
*	Gartner Inc.	58,783	28,479
*	Teradata Corp.	872,216	27,170
	Pegasystems Inc.	262,989	24,511
*	Extreme Networks Inc.	1,417,301	23,726
*	Arrow Electronics Inc.	190,406	21,539
*	CommScope Holding Co. Inc.	4,095,360	21,337
*	Rapid7 Inc.	515,970	20,757
*	Okta Inc.	262,321	20,671
*	Penguin Solutions Inc.	1,069,035	20,515
*	Sanmina Corp.	229,417	17,360
*	Impinj Inc.	116,149	16,872
*	MaxLinear Inc.	841,954	16,654
	Seagate Technology Holdings plc	187,741	16,204
*	Ultra Clean Holdings Inc.	393,533	14,147
*	Semtech Corp.	196,279	12,140
*	ACI Worldwide Inc.	195,625	10,155
*	Q2 Holdings Inc.	93,958	9,457
*	Cloudflare Inc. Class A	86,922	9,360
*	Samsara Inc. Class A	210,441	9,194
*	Appfolio Inc. Class A	36,565	9,021
*	Qorvo Inc.	123,594	8,643
*	Bill Holdings Inc.	100,325	8,499
*	Yext Inc.	1,288,316	8,194
*	DigitalOcean Holdings Inc.	239,990	8,176
	Monolithic Power Systems Inc.	13,760	8,142
	Jabil Inc.	53,385	7,682
*	Alkami Technology Inc.	205,991	7,556
	Teradyne Inc.	58,913	7,418
*	Unisys Corp.	1,063,469	6,732
*	Pure Storage Inc. Class A	101,446	6,232
*	Domo Inc. Class B	872,817	6,180
*	Alpha & Omega Semiconductor Ltd.	155,690	5,765
*	FormFactor Inc.	122,863	5,406
*	Five9 Inc.	127,148	5,167
	MKS Instruments Inc.	49,280	5,144
*	Ichor Holdings Ltd.	141,351	4,554
*	Elastic NV	41,155	4,078
*	Cohu Inc.	151,934	4,057
*	8x8 Inc.	1,507,087	4,024
*	Procore Technologies Inc.	51,567	3,864
*	LiveRamp Holdings Inc.	111,831	3,396
*	Braze Inc. Class A	79,732	3,339
*	Appian Corp. Class A	101,218	3,338
*	Plexus Corp.	20,362	3,186
*	Itron Inc.	25,904	2,813
*	SentinelOne Inc. Class A	119,203	2,646
	Benchmark Electronics Inc.	55,536	2,521
*	HubSpot Inc.	3,497	2,437
*	NCR Voyix Corp.	168,526	2,332
*	EPAM Systems Inc.	9,335	2,183
*	Photronics Inc.	89,417	2,107
*	Axcelis Technologies Inc.	29,866	2,087
*	Rambus Inc.	38,945	2,059
*	Verint Systems Inc.	74,495	2,045
*	Viavi Solutions Inc.	195,472	1,974
*	Tyler Technologies Inc.	3,247	1,872
	Avnet Inc.	35,352	1,850
*	Nutanix Inc. Class A	27,780	1,700
			1,382,086

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
Materials (5.1%)
	Packaging Corp. of America	273,812	61,643
	Louisiana-Pacific Corp.	453,179	46,927
*	Axalta Coating Systems Ltd.	1,272,807	43,555
	Reliance Inc.	119,842	32,269
	Eagle Materials Inc.	127,841	31,546
	Sealed Air Corp.	653,036	22,092
	RPM International Inc.	177,292	21,818
	Commercial Metals Co.	429,816	21,319
	Sonoco Products Co.	427,392	20,878
	Element Solutions Inc.	637,469	16,211
	Steel Dynamics Inc.	132,784	15,147
	AptarGroup Inc.	81,359	12,781
	Greif Inc. Class A	201,813	12,335
*	ATI Inc.	216,281	11,904
*	Coeur Mining Inc.	2,039,372	11,665
*	O-I Glass Inc.	1,009,446	10,942
	Alcoa Corp.	269,800	10,193
	Carpenter Technology Corp.	47,370	8,039
	Sylvamo Corp.	87,415	6,908
*	Magnera Corp.	291,481	5,296
	Scotts Miracle-Gro Co.	76,548	5,078
	Avery Dennison Corp.	26,010	4,867
	Kaiser Aluminum Corp.	61,779	4,341
*	Metallus Inc.	282,836	3,996
	Crown Holdings Inc.	45,611	3,772
	Vulcan Materials Co.	12,486	3,212
	Sensient Technologies Corp.	42,811	3,051
	Innospec Inc.	25,785	2,838
*	Knife River Corp.	23,101	2,348
	Materion Corp.	15,158	1,499
			458,470
Real Estate (7.2%)
	Brixmor Property Group Inc.	2,048,376	57,027
	Essex Property Trust Inc.	188,784	53,886
	Cousins Properties Inc.	1,703,176	52,185
	Invitation Homes Inc.	1,527,569	48,836
*	Jones Lang LaSalle Inc.	157,480	39,864
	Kite Realty Group Trust	1,352,726	34,143
	Park Hotels & Resorts Inc.	2,215,262	31,169
	Equity Residential	352,613	25,304
	RLJ Lodging Trust	1,935,712	19,764
*	CBRE Group Inc. Class A	147,207	19,327
	EPR Properties	425,131	18,825
	Federal Realty Investment Trust	164,633	18,431
	Ventas Inc.	292,315	17,214
	COPT Defense Properties	501,624	15,525
	Highwoods Properties Inc.	487,183	14,898
	UDR Inc.	291,225	12,642
	AvalonBay Communities Inc.	56,159	12,353
	First Industrial Realty Trust Inc.	239,107	11,986
	Xenia Hotels & Resorts Inc.	802,823	11,930
	Kilroy Realty Corp.	279,505	11,306
	Camden Property Trust	90,586	10,512
*	Cushman & Wakefield plc	781,818	10,226
	Newmark Group Inc. Class A	777,182	9,956
	DiamondRock Hospitality Co.	1,056,216	9,538
	Urban Edge Properties	436,238	9,379
	Apple Hospitality REIT Inc.	610,391	9,369
	Alexandria Real Estate Equities Inc.	90,601	8,838
	Piedmont Office Realty Trust Inc. Class A	889,107	8,135
	Lamar Advertising Co. Class A	56,694	6,902
	Sabra Health Care REIT Inc.	374,871	6,493
	Omega Healthcare Investors Inc.	166,339	6,296
	Brandywine Realty Trust	1,062,693	5,951
	American Homes 4 Rent Class A	128,243	4,799
	LXP Industrial Trust	549,078	4,459
	Broadstone Net Lease Inc.	237,252	3,763
	Universal Health Realty Income Trust	94,854	3,530

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Paramount Group Inc.	426,350	2,106
*	Redfin Corp.	233,627	1,839
	Innovative Industrial Properties Inc.	26,623	1,774
			650,480
Utilities (4.6%)
	Edison International	712,797	56,910
	Evergy Inc.	893,640	55,004
	NRG Energy Inc.	589,258	53,163
	National Fuel Gas Co.	731,662	44,397
	DTE Energy Co.	338,890	40,921
	UGI Corp.	1,197,949	33,818
	Vistra Corp.	244,656	33,731
	Black Hills Corp.	572,459	33,500
	AES Corp.	1,666,942	21,454
	Ameren Corp.	160,706	14,325
	Avista Corp.	338,968	12,416
	OGE Energy Corp.	177,967	7,341
	Portland General Electric Co.	88,621	3,866
	Northwestern Energy Group Inc.	34,875	1,864
	MDU Resources Group Inc.	63,958	1,153
			413,863
Total Common Stocks (Cost $7,389,918)			9,008,169
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.466% (Cost $39,615)	396,213	39,621
Total Investments (99.9%) (Cost $7,429,533)			9,047,790
Other Assets and Liabilities—Net (0.1%)			5,412
Net Assets (100%)			9,053,202
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $743,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $813,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	282	31,722	(1,161)
E-mini S&P 500 Index	March 2025	46	13,652	(364)
				(1,525)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into

Vanguard® Strategic Equity Fund
clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.